Schedule of bank loan (Details) (Parenthetical) - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Line of credit facility	$ 11,000,000	$ 11,000,000	$ 11,000,000
Line of credit facility, interest rate during period	2.25%	2.25%